Related Party Transactions - Narrative (Details) $ in Thousands, $ in Thousands		5 Months Ended	12 Months Ended
	Oct. 28, 2021 USD ($)	May 27, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions				$ 376	$ 518
Share-based compensation			$ 1,947	2,454
Restricted Share Units
Disclosure of transactions between related parties [line items]
Share-based compensation			$ 273	$ 404
GGM
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in associate	40.00%
OMS
Disclosure of transactions between related parties [line items]
Total cash payments to related party for gold purchase agreement	$ 95,000
Fees paid for services received		$ 54
Investment Manager
Disclosure of transactions between related parties [line items]
Fees paid for services received		$ 922